Cover	Jan. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000866729
Entity Address, State or Province	NY
Document Period End Date	Jan. 19, 2022
Entity Registrant Name	SCHOLASTIC CORPORATION
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	557 Broadway,
Entity Address, Postal Zip Code	10012
City Area Code	(212)
Local Phone Number	343-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	SCHL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Address, City or Town	New York,
Entity File Number	000-19860
Entity Tax Identification Number	13-3385513